Citi

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

May 1, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attn: Filing Desk

Re:	Access One Trust
File Nos. 333-119022, 811-21634
Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of Access One Trust, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information do not differ from those contained in Post-Effective Amendment No. 17 to the Registration Statement of Access One Trust, which was filed electronically with the Securities and Exchange Commission on Tuesday, April 29, 2008.

Questions related to this filing should be directed to my attention at (617) 824-1514 or, in my absence, to Barry Pershkow, ProFund Advisors LLC at (240) 497-6495.

Sincerely,

/s/ Kristin Person
Kristin Person
Assistant Vice President

cc:	Barry Pershkow